Intangible Assets (Details) - USD ($)	1 Months Ended	12 Months Ended
	May 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Jul. 01, 2024
Intangible Assets [Line Items]
License revised		$ 235,000
License useful life		20 years
Amortization expense		$ 11,440	$ 6,185
Maximum [Member]
Intangible Assets [Line Items]
Legal expense	$ 197,400
Minimum [Member]
Intangible Assets [Line Items]
Legal expense	$ 185,000
Licensing Agreements [Member]
Intangible Assets [Line Items]
License cost				$ 247,400
License useful life		20 years